Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document And Entity Information Abstract
Document Type	S-1
Entity Registrant Name	ORCHESTRA BIOMED HOLDINGS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001814114
Amendment Flag	false